BetaBuilders USD Investment Grade Corporate Bond ETF N-1A Cover	Feb. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Prospectus Date	Jul. 01, 2026